04/19/2007 08:32 FAX 2123065325 ☐002

07050821

1063259

AMERICAN STOCK EXCHANGE
Equities Options ETFs

RECD S.E.C.
APR 19 2007
1086

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

CERTAMX

1-33414

April 19, 2007

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

PROCESSED
APR 24 2007
THOMSON FINANCIAL

Dear Mr. Johnson:

This is to certify that on April 18, 2007 the American Stock Exchange LLC (the "Exchange") received from Dension Mines Corp. (the "Registrant") a copy of the Registrant's and application on Form 8-A for the registration of the following securities:

Common Shares, no par value

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

END

JP